SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Total net sales	$ 4,188,152	$ 9,873,300	$ 9,491,770	$ 21,084,827	$ 34,424,314	$ 64,811,151
Total segment gross profit	2,428,376	6,948,861	6,074,966	14,806,577	23,622,443	46,546,657
Selling and marketing expenses	2,037,596	5,022,160	4,795,396	10,172,635	17,239,655	29,740,974
General and administrative expenses	4,557,922	5,540,701	9,108,825	10,269,011	19,714,963	18,983,209
Consolidated operating loss	(4,167,142)	$ (3,614,000)	(7,829,255)	(5,635,069)	(13,332,175)	(2,177,526)
Assets	$ 33,276,916		33,276,916		43,164,724	23,236,956
Consolidated payments for property and equipment			1,352,792	209,997	9,331,967	914,336
Consolidated depreciation and amortization			$ 335,571	$ 228,294	655,267	163,248
Corporate Segment [Member]
Revenue from External Customer [Line Items]
Assets					29,435,505	464,739
Consolidated payments for property and equipment					9,123,016	6,445
Consolidated depreciation and amortization					560,808	8,163
Health and Wellness Products [Member]
Revenue from External Customer [Line Items]
Total net sales					32,147,330	64,046,966
Total segment gross profit					22,059,788	45,997,828
Consolidated payments for property and equipment					208,952	907,891
Consolidated depreciation and amortization					94,459	155,085
Other [Member]
Revenue from External Customer [Line Items]
Total net sales					2,276,984	764,185
Total segment gross profit					1,562,655	548,829
Health And Wellness [Member]
Revenue from External Customer [Line Items]
Assets					$ 13,729,219	$ 22,772,217